Leases	12 Months Ended
Sep. 30, 2023
Leases
Leases

4. Leases

In December 2019, the Company entered into a 36-month lease for office space in Princeton, New Jersey, which commenced February 1, 2020. In May 2022, the Company amended the existing lease agreement in order to increase the lease term by approximately three years, which has been accounted for as a lease modification. The operating lease right-of-use asset and liability were remeasured at the modification date, resulting in an increase to both balances of $0.2 million.

The components of lease expense for the years ended September 30, 2023 and 2022 are as follows:

Lease expense	2023	2022
Operating lease expense	$90,837	$94,828
Variable lease expense	5,978	5,339
Total lease cost	$96,815	$100,167

At September 30, 2023, the weighted average remaining lease term was 2.6 years and the weighted average discount rate was 12%.

Cash flow information related to operating leases for the years ended September 30, 2023 and 2022 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:	2023	2022
Operating cash flows from operating leases	$79,259	$98,101

Future minimum lease payments under non-cancellable leases at September 30, 2023 are as follows:

Fiscal year
2024	$93,614
2025	95,487
2026	48,216
Total undiscounted lease payments	237,317
Less: imputed interest	(33,406)
Total lease liabilities	$203,911

Sonnet BioTherapeutics Holdings, Inc.

Notes to Consolidated Financial Statements